Finance income and costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Finance income
Derecognition of financial liabilities	£ 3,085	£ 0	£ 0
Interest income on deposits	11	8	30
Finance income	3,096	8	30
Finance costs
Unwinding of discount factor	(754)	(862)	(268)
Re-measurement of financial liabilities on funding arrangements	(410)	0	(2,611)
Finance costs	(1,164)	(862)	(2,879)
Net finance income / (costs)	£ 1,932	£ (854)	£ (2,849)